RS - Summary of Related Parties (Details)	12 Months Ended
Dec. 31, 2023 shares
Management Board
Related Parties [Line Items]
Beginning balance (in shares)	3,418
Additions (in shares)	157
Sales (in shares)	0
Ending balance (in shares)	1,325
Jean-Paul Kress, M.D.
Related Parties [Line Items]
Beginning balance (in shares)	0
Additions (in shares)	0
Sales (in shares)	0
Ending balance (in shares)	0
Sung Lee
Related Parties [Line Items]
Beginning balance (in shares)	2,250
Additions (in shares)	0
Sales (in shares)	0
Ending balance (in shares)	0
Charlotte Lohmann
Related Parties [Line Items]
Beginning balance (in shares)	1,168
Additions (in shares)	157
Sales (in shares)	0
Ending balance (in shares)	1,325
Lucinda Crabtree PhD
Related Parties [Line Items]
Beginning balance (in shares)	0
Additions (in shares)	0
Sales (in shares)	0
Ending balance (in shares)	0
Supervisory Board
Related Parties [Line Items]
Beginning balance (in shares)	11,500
Additions (in shares)	5,025
Sales (in shares)	0
Ending balance (in shares)	16,525
Marc Cluzel, M.D., Ph.D.
Related Parties [Line Items]
Beginning balance (in shares)	4,500
Additions (in shares)	4,025
Sales (in shares)	0
Ending balance (in shares)	8,525
Michael Brosnan
Related Parties [Line Items]
Beginning balance (in shares)	5,000
Additions (in shares)	0
Sales (in shares)	0
Ending balance (in shares)	5,000
Number of American Depository Shares held	20,000
Sharon Curran
Related Parties [Line Items]
Beginning balance (in shares)	0
Additions (in shares)	0
Sales (in shares)	0
Ending balance (in shares)	0
George Golumbeski, Ph.D.
Related Parties [Line Items]
Beginning balance (in shares)	0
Additions (in shares)	0
Sales (in shares)	0
Ending balance (in shares)	0
Andrew Cheng, M.D., Ph.D.
Related Parties [Line Items]
Beginning balance (in shares)	0
Additions (in shares)	0
Sales (in shares)	0
Ending balance (in shares)	0
Krisja Vermeylen
Related Parties [Line Items]
Beginning balance (in shares)	2,000
Additions (in shares)	1,000
Sales (in shares)	0
Ending balance (in shares)	3,000